Commitments and Contingencies (10K) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Contractual Obligations, payments due by period
Contractual obligations, operating lease commitments due in 2015	$ 293
Contractual obligations, operating lease commitments due in 2016	$ 250
Contractual obligations, operating lease commitments due thereafter
Contractual obligations, short-term notes payable	$ 543